Operating segment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating segment
6	Operating segment

The Group operates in two operating segments, “Natuzzi brand” and “Softaly/Private label”. The Natuzzi brand segment includes net sales from the “Natuzzi Italia”, “Natuzzi Re-vive” and “Natuzzi Editions” product lines. Segment disclosure is rendered by aggregating the operating segments into one reporting segment, that is the design, manufacture and marketing of contemporary traditional leather and fabric upholstered furniture. It offers a wide range of upholstered furniture for sale, manufactured in production facilities located in Italy and abroad (Romania, Brazil and China).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

Reference should be made to note 29 “Revenue” for details on revenue streams and disaggregation of revenue from contracts with customer by types of finished goods, geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognisation.